Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Diversified Fund))	0 Months Ended
	Aug. 26, 2011
Class A
Average Annual Return:
1 Year	11.00%
5 Years	5.64%
Life of class	6.45%
Inception Date	Sep. 27, 2005
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	10.49%
5 Years	4.96%
Life of class	5.64%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	7.38%
5 Years	4.60%
Life of class	5.21%
Class B
Average Annual Return:
1 Year	11.69%
5 Years	5.65%
Life of class	6.58%
Inception Date	Sep. 27, 2005
Class C
Average Annual Return:
1 Year	15.82%
5 Years	6.09%
Life of class	6.84%
Inception Date	Sep. 27, 2005
Class N
Average Annual Return:
1 Year	16.31%
5 Years	6.57%
Life of class	7.33%
Inception Date	Sep. 27, 2005
Class Y
Average Annual Return:
1 Year	18.16%
5 Years	7.31%
Life of class	8.07%
Inception Date	Sep. 27, 2005
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
Life of class	3.12%	[1]
MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	11.15%
5 Years	4.82%
Life of class	5.44%	[1]
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	11.76%
5 Years	2.43%
Life of class	2.90%	[1]

[1]	From 9/30/05